                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-6103

                              INVESTORS CASH TRUST
                 -----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Investors
Cash Trust

September 30, 2004

Government & Agency Securities Portfolio

Treasury Portfolio

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Portfolio Management Review

In the following interview, the Portfolio Manager Darlene Rasel discusses the market environment and the portfolio team's approach to managing Investors Cash Trust during the fund's most recent semiannual period ended September 30, 2004.

Q: Will you discuss the market environment for the fund during the six-month period?

A: At the start of the second quarter, the nonfarm payroll figure surprised everyone as the government reported that the economy had created more than 300,000 new jobs in March. With this news, fixed-income markets experienced a dramatic turnaround, with one-year LIBOR rates spiking from 1.35% to 1.85% in anticipation of a potential rate hike as early as August.1 The April and May jobs reports were also strong, and the Fed now stated that it would begin to raise interest rates in the near future. The Fed was signaling its concerns over a possible resurgence in inflation and hinted that it would soon take steps to remove its accommodative posture on short-term interest rates. In anticipation of a change in the Fed's stance, we reduced average maturity. The markets reacted swiftly, with the yield curve steepening from April through June and the one-year LIBOR rate rising to 2.5%. Investors were anticipating that the fed funds rate would eventually rise to 2.25% in four to five increments by year end. As the Fed's June meeting drew closer, we continued to reduce average maturity, purchasing only shorter-term issues, as the market began to "price in" additional Fed rate hikes. When the Fed finally raised the federal funds rate by 25 basis points in late June, it stated that it would conduct its credit-tightening program at a "measured" pace. As the money market yield curve began to stabilize, market participants resumed purchasing longer-term issues.

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Portfolio Performance
As of September 30, 2004

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
7-Day Current Yield
Government & Agency Securities Portfolio - Service Shares	1.42%
Treasury Portfolio - Service Shares	1.43%[2]

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate.

2 Performance reflects a partial fee waiver which improved results during this period. Otherwise, the 7-day current yield of the Treasury Portfolio - Service Shares would have been 1.14% as of September 30, 2004.
Please call for the most current yield information.

As we moved into the third quarter, US economic momentum hit a "soft patch" as consumer purchasing slackened, job creation dipped and oil prices rose to $45 per barrel. In reaction, investors began to question whether the number of Fed rate hikes that previously had been priced into the market would actually occur, and the yield curve flattened. Meanwhile, the Fed raised rates in increments of 25 basis points two times, at its August and September meetings. Because of the slackening in the economy, however, the market downgraded its forecast for Fed rate hikes during the remainder of 2004: It predicted one more 25-basis-point move in November, no action in December, and a 2% fed funds rate by year end.

Q: In light of market conditions during the period, what has been the strategy for the Treasury Portfolio and the Government & Agency Securities Portfolio?

A: In the second quarter, the yield curve steepened considerably in response to concerns that the Fed would raise short-term interest rates aggressively over the next 12 to 24 months. Our strategy was to sharply decrease the fund's average maturity, limiting our purchases to three months and shorter. As the employment picture moderated, we selectively purchased securities of slightly longer maturity. During the period, we maintained a weighted average maturity of approximately 35 to 53 days for the Government & Agency Securities Portfolio and 21 to 55 days for the Treasury Portfolio.

During this period, we increased the fund's allocation in floating-rate securities within the Government & Agency Securities Portfolio. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Our decision to increase our allocation in this sector helped performance within the Government & Agency Securities Portfolio during the period.

Q: What detracted from performance during the period?

A: As we moved into the third quarter, when the yield curve began to flatten, we waited to extend maturity until we were certain that one-year rates had peaked. We preferred to err on the side of caution, and missed the recent top of the LIBOR rate at 2.5%. Given the dramatic turns in economic data thus far this year, we feel it is prudent to keep maturity shorter - and forgo some yield pickup - when the direction of interest rates has been so volatile.

Darlene M. Rasel
Managing Director, Deutsche Asset Management
and Lead Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of the fund. These professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund's Service Shares limited these expenses; had it not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended September 30, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2004
Actual Portfolio Return	Government & Agency Securities Portfolio	Treasury Portfolio
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,005.20	$ 1,004.90
Expenses Paid per $1,000*	$ 1.26	$ 1.25
Hypothetical 5% Portfolio Return	Government & Agency Securities Portfolio	Treasury Portfolio
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,023.81	$ 1,023.83
Expenses Paid per $1,000*	$ 1.27	$ 1.26

* Expenses are equal to each Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
Government & Agency Securities Portfolio	.25%
Treasury Portfolio	.25%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Investors Cash Trust - Government & Agency Securities Portfolio

Portfolio Composition	9/30/04	9/30/03

Agencies Not Backed by the Full Faith and Credit of the US Government	68%	53%
Repurchase Agreements	32%	47%
	100%	100%

Weighted Average Maturity*
Investors Cash Trust - Government & Agency Securities Portfolio	38 days	48 days
Government Money Fund Average	44 days	58 days

Investors Cash Trust - Treasury Portfolio

Portfolio Composition	9/30/04	9/30/03

US Government Backed	29%	61%
Repurchase Agreements	71%	39%
	100%	100%
Weighted Average Maturity*
Investors Cash Trust - Treasury Portfolio	30 days	49 days
Government Money Fund Average	44 days	58 days

* The Funds are compared to their respective iMoneyNet category: Government Money Fund Average consists of all non-institutional government money market funds..

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 8-11. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Portfolio of Investments as of September 30, 2004 (Unaudited)

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 70.2%
Federal Home Loan Bank: 1.5%, 3/8/2005	5,000,000	5,000,000
1.745%*, 9/12/2005	25,000,000	24,985,747
1.79%*, 2/23/2005	25,000,000	25,000,000
3.375%, 11/15/2004	2,035,000	2,040,347
Series U404, 3.39%, 12/3/2004	1,000,000	1,002,804
Series 253, 3.625%, 10/15/2004	5,795,000	5,799,753
4.125%, 1/14/2005	10,000,000	10,081,128
Federal Home Loan Mortgage Corp.: 1.16%**, 12/1/2004	5,000,000	4,990,172
1.18%**, 12/6/2004	25,000,000	24,945,917
1.5%, 2/14/2005	5,000,000	5,000,000
Series RB, 1.55%**, 11/2/2004	10,000,000	9,986,222
Series RB, 1.57%**, 11/2/2004	10,000,000	9,986,044
Series RB, 1.60%**, 11/9/2004	10,000,000	9,982,667
Series RB, 1.84%**, 2/15/2005	10,000,000	9,929,978
3.25%, 11/15/2004	5,000,000	5,010,472
Federal National Mortgage Association: 1.155%**, 10/15/2004	10,000,000	9,995,508
1.51%*, 1/18/2005	20,000,000	19,997,151
1.549%**, 10/1/2004	10,000,000	10,000,000
1.565%*, 2/6/2006	25,000,000	24,976,397
1.62%**, 11/3/2004	12,000,000	11,982,180
1.679%**, 12/1/2004	8,450,000	8,425,516
1.74%*, 12/9/2005	25,000,000	24,981,927
1.751%*, 2/18/2005	20,000,000	19,998,846
1.788%**, 1/3/2005	15,000,000	14,924,017
1.875%, 12/15/2004	3,000,000	3,004,664
1.815%**, 2/16/2005	5,000,000	4,964,829
1.876%*, 10/3/2005	25,000,000	24,983,600
7.125%, 2/15/2005	7,440,000	7,597,599
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $339,573,485)		339,573,485

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Repurchase Agreements 32.8%
Goldman Sachs Co., Inc., 1.77%, dated 9/21/2004, to be repurchased at $75,110,625 on 10/21/2004 (b)	75,000,000	75,000,000
Goldman Sachs Co., Inc., 1.81%, dated 9/27/2004, to be repurchased at $24,008,447 on 10/4/2004 (b)	24,000,000	24,000,000
JPMorgan Chase, Inc., 1.91%, dated 9/30/2004, to be repurchased at $58,003,077 on 10/1/2004 (c)	58,000,000	58,000,000
State Street Bank and Trust Co., 1.75%, dated 9/30/2004, to be repurchased at $1,622,079 on 10/1/2004 (d)	1,622,000	1,622,000
Total Repurchase Agreements (Cost $158,622,000)		158,622,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $498,195,485) (a)	103.0	498,195,485
Other Assets and Liabilities, Net	(3.0)	(14,704,840)
Net Assets	100.0	483,490,645

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $498,195,485.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

12,617,247	Federal National Mortgage Association	5.0	3/1/2034	12,588,199
84,924,069	Federal National Mortgage Association	6.0	8/1/2034	88,391,801
Total Collateral Value				100,980,000

(c) Collateralized by $57,943,108 Government National Mortgage Association, 5.5%, maturing on 8/20/2032 with a value of $59,164,187.
(d) Collateralized by $1,320,000 of US Treasury Bond, 10.375%, maturing on 11/15/2012 with a value of $1,659,900.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2004 (Unaudited)

Treasury Portfolio	Principal Amount ($)	Value ($)

US Government Backed 28.8%
US Treasury Bills: 1.631%*, 1/13/2005	1,500,000	1,492,893
1.705%*, 1/6/2005	2,000,000	1,990,812
1.642%*, 2/10/2005	2,900,000	2,882,243
1.865%*, 3/10/2005	3,000,000	2,975,000
US Treasury Notes: 2.0%, 11/30/2004	1,000,000	1,001,214
5.875%, 11/15/2004	4,000,000	4,023,340
Total US Government Backed (Cost $14,365,502)		14,365,502

Repurchase Agreements 71.4%
BNP Paribas, 1.75%, dated 9/30/2004, to be repurchased at $10,000,486 on 10/1/2004 (b)	10,000,000	10,000,000
Credit Suisse First Boston Corp., 1.76%, dated 9/30/2004, to be repurchased at $11,000,538 on 10/1/2004 (c)	11,000,000	11,000,000
Goldman Sachs Co., Inc., 1.68%, dated 9/30/2004, to be repurchased at $2,000,093 on 10/1/2004 (d)	2,000,000	2,000,000
Greenwich Capital Markets, 1.65%, dated 9/30/2004, to be repurchased at $2,000,092 on 10/1/2004 (e)	2,000,000	2,000,000
JPMorgan Chase, Inc., 1.7%, dated 9/30/2004, to be repurchased at $2,000,094 on 10/1/2004 (f)	2,000,000	2,000,000
Merrill Lynch & Co., Inc., 1.7%, dated 9/30/2004, to be repurchased at $2,000,094 on 10/1/2004 (g)	2,000,000	2,000,000
Morgan Stanley, 1.73%, dated 9/30/2004, to be repurchased at $3,000,144 on 10/1/2004 (h)	3,000,000	3,000,000
Salomon Repo, 1.7%, dated 9/30/2004, to be repurchased at $2,000,094 on 10/1/2004 (i)	2,000,000	2,000,000
State Street Bank and Trust Co., 1.58%, dated 9/30/2004, to be repurchased at $1,631,072 on 10/1/2004 (j)	1,631,000	1,631,000
Total Repurchase Agreements (Cost $35,631,000)		35,631,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $49,996,502) (a)	100.2	49,996,502
Other Assets and Liabilities, Net	(0.2)	(75,810)
Net Assets	100.0	49,920,692

* Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $49,996,502.
(b) Collateralized by $10,222,000 of US Treasury Bills, 1.47%, maturing on 11/18/2004 with a value of $10,200,125.
(c) Collateralized by $30,057,000 of US Treasury Strips, maturing at various dates from 2/15/2021 until 8/15/2025 with a value of $11,220,377.
(d) Collateralized by a $1,583,000 of US Treasury Bonds, 14.0%, maturing on 11/15/2011 with a value of $2,040,028.
(e) Collateralized by $2,060,000 of Federal Home Loan Bank, 2.3%, maturing on 8/30/2006 with a value of $2,040,040.
(f) Collateralized by $2,090,000 of Federal Home Loan Bank, 4.0%, maturing on 12/19/2011 with a value of $2,044,234.
(g) Collateralized by $5,970,000 of US Treasury Strips, maturing on 8/15/2025 with a value of $2,040,247.
(h) Collateralized by $2,325,000 of US Treasury Bonds, 7.5%, maturing on 11/15/2016 with a value of $3,061,269.
(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

34,000	US Treasury Bond	5.375	2/15/2031	36,805
1,880,000	US Treasury Note	5.500	2/15/2008	2,043,626
Total Collateral Value				2,080,431

(j) Collateralized by $1,655,000 of US Treasury Notes, 2.75%, maturing on 7/31/2006 with a value of $1,667,413.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities - Government & Agency Securities Portfolio as of September 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at amortized cost	$ 339,573,485
Repurchase agreements, at amortized cost	158,622,000
Total Investments in securities, at amortized cost	498,195,485
Cash	610
Interest receivable	728,288
Receivable for Portfolio shares sold	350
Other assets	26,767
Total assets	498,951,500
Liabilities
Payable for investments purchased	14,924,017
Dividends payable	299,043
Accrued management fee	62,572
Other accrued expenses and payables	175,223
Total liabilities	15,460,855
Net assets, at value	$ 483,490,645
Net Assets
Net assets consist of: Undistributed net investment income	16,984
Accumulated net realized gain (loss)	5,284
Paid-in capital	483,468,377
Net assets, at value	$ 483,490,645
Net Asset Value
Service Shares Net assets applicable to shares outstanding	$ 147,799,185
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	147,793,301
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Institutional Shares Net assets applicable to shares outstanding	$ 100,431,283
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	100,427,104
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Managed Shares Net assets applicable to shares outstanding	$ 235,260,177
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	235,255,288
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Treasury Portfolio as of September 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at amortized cost	$ 14,365,502
Repurchase agreements, at amortized cost	35,631,000
Total Investments in securities, at amortized cost	49,996,502
Cash	416
Interest receivable	97,193
Due from Advisor	181
Other assets	19,933
Total assets	50,114,225
Liabilities
Payable for Portfolio shares redeemed	117,842
Accrued management fee	809
Other accrued expenses and payables	74,882
Total liabilities	193,533
Net assets, at value	$ 49,920,692
Net Assets
Net assets consist of: Undistributed net investment income	22,988
Accumulated net realized gain (loss)	(779)
Paid-in capital	49,898,483
Net assets, at value	$ 49,920,692
Net Asset Value
Service Shares Net assets applicable to shares outstanding	$ 5,660,839
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	5,659,764
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 44,259,853
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	44,261,436
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2004 (Unaudited)
Investment Income	Government & Agency Securities Portfolio	Treasury Portfolio
Income: Interest	$ 3,372,721	$ 287,751
Expenses: Management fee	396,938	34,551
Services to shareholders	156,517	49,855
Custodian fees	14,119	8,721
Distribution service fees	218,638	94,888
Auditing	18,980	17,682
Legal	9,100	5,490
Trustees' fees and expenses	23,286	11,196
Reports to shareholders	13,751	8,614
Registration fees	20,151	12,991
Other	15,257	10,580
Total expenses, before expense reductions	886,737	254,568
Expense reductions	(12,106)	(59,670)
Total expenses, after expense reductions	874,631	194,898
Net investment income	2,498,090	92,853
Realized and Unrealized Gain (Loss) from Investment Transactions
Net realized gain (loss) from investments	7,543	(723)
Net increase (decrease) in net assets resulting from operations	$ 2,505,633	$ 92,130

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations: Net investment income	$ 2,498,090	$ 4,078,211
Net realized gain (loss) on investment transactions	7,543	3,095
Net increase (decrease) in net assets resulting from operations	2,505,633	4,081,306
Distributions to shareholders from: Net investment income (Service Shares)	(1,001,465)	(1,944,687)
Net investment income (Institutional Shares)	(557,619)	(1,341,034)
Net investment income (Managed Shares)	(935,468)	(791,706)
Fund share transactions: Proceeds from shares sold	489,330,865	1,482,156,465
Reinvestment of distributions	1,193,507	2,376,960
Cost of shares redeemed	(552,134,404)	(1,411,917,056)
Net increase (decrease) in net assets from Fund share transactions	(61,610,032)	72,616,369
Increase (decrease) in net assets	(61,598,951)	72,620,248
Net assets at beginning of period	545,089,596	472,469,348
Net assets at end of period (including undistributed net investment income of $16,984 and $13,446, respectively)	$ 483,490,645	$ 545,089,596

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Treasury Portfolio
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations: Net investment income	$ 92,853	$ 197,287
Net realized gain (loss) on investment transactions	(723)	(56)
Net increase (decrease) in net assets resulting from operations	92,130	197,231
Distributions to shareholders from: Net investment income (Service Shares)	(43,083)	(163,093)
Net investment income (Premier Money Market Shares)	(50,459)	(32,291)
Fund share transactions: Proceeds from shares sold	39,275,190	74,884,256
Reinvestment of distributions	93,534	190,225
Cost of shares redeemed	(29,877,167)	(97,200,453)
Net increase (decrease) in net assets from Fund share transactions	9,491,557	(22,125,972)
Increase (decrease) in net assets	9,490,145	(22,124,125)
Net assets at beginning of period	40,430,547	62,554,672
Net assets at end of period (including undistributed net investment income of $22,988 and $23,677, respectively)	$ 49,920,692	$ 40,430,547

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio - Service Shares

Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.009	.015	.03	.06	.05
Less distributions from net investment income	(.005)	(.009)	(.015)	(.03)	(.06)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.52**	.90	1.47	2.99	6.27	5.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	148	247	256	286	289	264
Ratio of expenses before expense reductions (%)	.26*	.26	.26	.28	.29	.33
Ratio of expenses after expense reductions (%)	.25*	.25	.25	.25	.25	.25
Ratio of net investment income (%)	1.02*	.90	1.46	2.95	6.06	4.98

Treasury Portfolio - Service Shares

Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.008	.014	.03	.06	.05
Less distributions from net investment income	(.005)	(.008)	(.014)	(.03)	(.06)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.49**	.84	1.41	2.75	6.10	5.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	10	32	51	67	48
Ratio of expenses before expense reductions (%)	.57*	.53	.34	.32	.55[c]	.46
Ratio of expenses after expense reductions (%)	.25*	.25	.25	.25	.25[c]	.25
Ratio of net investment income (%)	1.00*	.84	1.42	2.84	5.89	4.94

a For the six months ended September 30, 2004 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred with a fund complex reorganization in fiscal 2001 before and after expense reductions were .52% and .25%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Investors Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund offers two series of shares (portfolios) - the Government & Agency Securities Portfolio and the Treasury Portfolio. The Government & Agency Securities Portfolio offers multiple classes of shares that include Service Shares, Institutional Shares and Managed Shares. The Treasury Portfolio offers Service Shares and Premier Money Market Shares. Certain detailed financial information for the Institutional Shares and Managed Shares of the Government & Agency Securities Portfolio and the Premier Money Market Shares of the Treasury Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2004, the Treasury Portfolio had a net tax basis capital loss carryforward of approximately $56 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or March 31, 2012 (the expiration date), whichever occurs first.

In addition, from November 1, 2003 through March 31, 2004, the Government & Agency Securities Portfolio incurred approximately $2,259 of net realized capital losses. As permitted by tax regulations, the Government & Agency Securities Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2005.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences reverse in a subsequent period. There were no significant book-to-tax differences for the portfolios.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Fund arising in connection with each specific Portfolio are allocated to that Portfolio. Other Fund expenses which cannot be directly attributed to each Portfolio are apportioned among the Portfolios in the Fund.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets.

For the period April 1, 2004 to September 30, 2004, the Advisor and certain of its subsidiaries have agreed to waive and reimburse certain operating expenses of the Fund so that the Fund's expenses are limited as follows:

Portfolio	Expense Limit*
Government & Agency Securities Portfolio: Service Shares	.25%
Treasury Portfolio: Service Shares	.25%
Premier Money Market Shares	1.00%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Under this arrangement, the Advisor waived all of its management fee of the Treasury Portfolio and reimbursed the Treasury Portfolio - Service Shares $5,018 and Premier Money Market Shares $16,925 for certain expenses for the six months ended September 30, 2004.

For the six months ended September 30, 2004, the Advisor has agreed to reimburse the Government & Agency Securities Portfolio and the Treasury Portfolio $3,168 and $724, respectively, for expenses.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. This waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor reimbursed certain services to shareholders fees shown below for the Treasury Portfolio - Premier Money Market Shares.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend-paying agent functions to DST. The cost and expenses of such delegation are borne by SISC, not by the Fund. For the six months ended September 30, 2004, the amount charged to the Service Shares, Institutional Shares and Managed Shares of the Government & Agency Securities Portfolio and Service Shares and Premier Money Market Shares of the Treasury Portfolio by SISC aggregated as follows:

Portfolio	Total Aggregated	Services to shareholders fees Waived by SISC	Unpaid at September 30, 2004
Government & Agency Securities Portfolio:
Service Shares	$ 5,410	$ 5,410	$ -
Institutional Shares	103	-	53
Managed Shares	120,050	-	69,417
Treasury Portfolio:
Service Shares	$ 186	$ 186	$ -
Premier Money Market Shares	43,374	-	-

Distribution Services Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.25% of average daily net assets of the Premier Money Market Shares of the Treasury Portfolio. For the six months ended September 30, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at September 30, 2004
Treasury Portfolio: Premier Money Market Shares	$ 46,317	$ 15,514

SDI provides information and administrative services ("Service Fee") to the Service Shares and Managed Shares of the Government & Agency Securities Portfolio and the Service Shares and Premier Money Market Shares of the Treasury Portfolio at an annual fee of 0.05% of average daily net assets for the Service Shares and up to 0.25% (currently 0.15%) of average daily net assets for the Managed Shares of the Government & Agency Securities Portfolio and up to 0.25% of average daily net assets for the Premier Money Market Shares of the Treasury Portfolio. For the six months ended September 30, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Service Fee Waived by SDI	Unpaid at September 30, 2004	Annualized Effective Rate (%)
Government & Agency Securities Portfolio: Service Shares	$ 49,932	$ 3,278	$ 7,550.05
Managed Shares	168,706	-	30,786.15
Treasury Portfolio: Service Shares	$ 2,254	$ 2,254	$ -	.00
Premier Money Market Shares	46,317	-	15,420.25

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended September 30, 2004, the Government & Agency Securities Portfolio's custodian and transfer agent fees were reduced by $196 and $54, respectively, and the Treasury Portfolio's custodian and transfer agent fees were reduced by $1 and $11, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio	Six Months Ended September 30, 2004		Year Ended March 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	42,470,663	$ 42,470,663	486,152,403	$ 486,152,403
Institutional Shares	162,210,028	162,210,028	522,687,746	522,687,746
Managed Shares	284,650,174	284,650,174	473,316,316	473,316,316
		$ 489,330,865		$ 1,482,156,465
Shares issued to shareholders in reinvestment of distributions
Service Shares	1,000,225	$ 1,000,225	1,928,193	$ 1,928,193
Institutional Shares	187,652	187,652	441,893	441,893
Managed Shares	5,630	5,630	6,874	6,874
		$ 1,193,507		$ 2,376,960
Shares redeemed
Service Shares	(142,461,610)	$ (142,461,610)	(496,992,392)	$ (496,992,392)
Institutional Shares	(185,642,078)	(185,642,078)	(537,604,130)	(537,604,131)
Managed Shares	(224,030,716)	(224,030,716)	(377,320,533)	(377,320,533)
		$ (552,134,404)		$ (1,411,917,056)
Net increase (decrease)
Service Shares	(98,990,722)	$ (98,990,722)	(8,911,796)	$ (8,911,796)
Institutional Shares	(23,244,398)	(23,244,398)	(14,474,491)	(14,474,492)
Managed Shares	60,625,088	60,625,088	96,002,657	96,002,657
		$ (61,610,032)		$ 72,616,369

Treasury Portfolio	Six Months Ended September 30, 2004		Year Ended March 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	4,994,679	$ 4,994,679	10,704,234	$ 10,704,234
Premier Money Market Shares	34,280,511	34,280,511	64,180,022	64,180,022
		$ 39,275,190		$ 74,884,256
Shares issued to shareholders in reinvestment of distributions
Service Shares	43,075	$ 43,075	157,934	$ 157,934
Premier Money Market Shares	50,459	50,459	32,291	32,291
		$ 93,534		$ 190,225
Shares redeemed
Service Shares	(9,753,354)	$ (9,753,354)	(32,044,033)	$ (32,044,033)
Premier Money Market Shares	(20,123,813)	(20,123,813)	(65,156,420)	(65,156,420)
		$ (29,877,167)		$ (97,200,453)
Net increase (decrease)
Service Shares	(4,715,600)	$ (4,715,600)	(21,181,865)	$ (21,181,865)
Premier Money Market Shares	14,207,157	14,207,157	(944,107)	(944,107)
		$ 9,491,557		$ (22,125,972)

6. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ICT-3 (34197 11/04)

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                Investors Cash Trust Government Securities Portfolio

By:                        /s/Julian Sluyters
                           ---------------------------
                           Julian Sluyters
                           Chief Executive Officer

Date:                      December 6, 2004
                           ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                Investors Cash Trust Government Securities Portfolio

By:                        /s/Julian Sluyters
                           ---------------------------
                           Julian Sluyters
                           Chief Executive Officer

Date:                      December 6, 2004
                           ---------------------------

By:                        /s/Paul Schubert
                           ---------------------------
                           Paul Schubert
                           Chief Financial Officer

Date:                      December 6, 2004
                           ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                Investors Cash Trust Treasury Portfolio

By:                        /s/Julian Sluyters
                           ---------------------------
                           Julian Sluyters
                           Chief Executive Officer

Date:                      December 6, 2004
                           ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                Investors Cash Trust Treasury Portfolio

By:                        /s/Julian Sluyters
                           ---------------------------
                           Julian Sluyters
                           Chief Executive Officer

Date:                      December 6, 2004
                           ---------------------------

By:                        /s/Paul Schubert
                           ---------------------------
                           Paul Schubert
                           Chief Financial Officer

Date:                      December 6, 2004
                           ---------------------------